Debt Obligations (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Borrowed amount	$ 249,000
Interest rate	7.50%
Proceeds from related parties	$ 404,000
Short-term note payable	$ 100,000
Interest rate	6
Balance amount	$ 499,000	$ 1,462,214	$ 1,445,890
Due maturity date	August 31, 2026
Note payable related party	$ 155,000	$ 0	$ 58,000
Two board members [Member]
Interest rate	6.00%
Demand notes payable	$ 55,000
PBGC [Member]
Settled long-term debt	200,000
Outstanding principal amount	246,000
Accrued interest	74,500
Expected gain	120,500
Note payable related party	$ 500,000